Acquisitions	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Asset Acquisition [Abstract]
Acquisitions

(5) Acquisitions

The Company made several acquisitions during the quarter ended September 26, 2021 in order to expand our market share in key geographic areas, and to improve our ability to leverage our fixed costs. Acquisitions can be accounted for as business combinations or as asset acquisitions. Business combinations are accounted for under the acquisition method of accounting which, among other things, results in the recognition of goodwill. Asset acquisitions do not result in the recognition of goodwill. The Company estimates the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date for business combinations. For business combinations, we will continue to evaluate and refine the estimates used to record the fair value of the assets acquired and liabilities assumed throughout the permitted measurement period, which may result in corresponding offsets to goodwill in future periods. We expect to finalize the valuations as soon as possible, but no later than one year from the acquisition date. The remaining fair value estimates to finalize include deferred revenue, intangibles, the deferred tax liability, and property and equipment.

Goodwill arises because the consideration transferred for these businesses reflect, among other factors, assembled workforces, future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and the complementary strategic fit and resulting synergies these businesses bring to existing operations. The goodwill recognized is deductible for tax purposes.

2022 Acquisitions:    The Company made the following acquisitions, which are accounted for as either business combinations or an asset acquisition (collectively the “2022 Acquisitions”) during the quarter ended September 26, 2021 for total consideration of $34,392 for business combinations, net of cash acquired, and $44,621 for an asset acquisition.

Acquisition Date	Consideration Transferred	Location	Business/Assets Acquired	Type of Business	Percent Acquired	Status of the purchase price allocation
Business combinations
July 26, 2021	$5,409	California	Harvest Park	Bowling Center	100%	Provisional
August 2, 2021	22,437	Pennsylvania	CHB Sports, Inc.	Bowling Center	100%	Provisional
September 20, 2021	6,756	North Carolina	10 Park Lanes	Bowling Center	100%	Provisional
Total consideration, gross of cash $210	$34,602
Asset Acquisition
August 16, 2021	$44,621	Various	Bowl America	Bowling Center	100%

Business combinations:    The Company’s preliminary accounting for the allocations of the purchase price for business combinations at the date of the 2022 Acquisitions is based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. The following table summarizes the consideration transferred, and the purchase price allocation for the fair values of the assets acquired and the liabilities assumed for the business combinations listed above. Consideration was paid from available cash on hand.

Identifiable assets acquired and liabilities assumed:	Harvest Park	CHB Sports, Inc.	10 Park Lanes
Current assets	$1	2,483	8
Property and equipment	4,181	14,367	1,037
Identifiable intangible assets	570	1,655	510
Goodwill	751	4,046	5,245
Total assets acquired	5,503	22,551	6,800

Current liabilities	(94)	(114)	(44)
Deferred tax liability	—	—	—
Total liabilities assumed	(94)	(114)	(44)
Total consideration transferred, net of cash acquired of $210	$5,409	22,437	6,756
Identifiable assets acquired and liabilities assumed:	Harvest Park	CHB Sports, Inc.	10 Park Lanes
Components of consideration transferred:
Cash	$5,409	20,467	6,416
General holdback	—	500	340
Contingent Consideration	—	1,470	—
Total consideration transferred, net of cash acquired of $2,571	$5,409	22,437	6,756
Transaction expenses included in “other expense” in the condensed consolidated statement of operations for the quarter ended September 26, 2021	$70	358	79

The following summarizes the key valuation approaches and assumptions utilized in calculating the fair values of Business Combinations:

Property and equipment — Buildings and site improvements are valued using the cost approach and land is valued at its highest and best use by the market or sales comparison approach. The fair value of tangible personal property was determined primarily using variations of the cost approach. Certain assets with an active secondary market were valued using the market approach. The current use of certain nonfinancial assets acquired differed from their highest and best use, due to local market conditions, the value of the land exceeding the combined fair values of the land and building, and zoning and commercial viability of the surrounding area. The valuation inputs used to determine the fair value of the land and building are based on level 3 inputs, including discount rates, sales projections, and future cash flows.

Intangible assets — Certain of the acquired assets are intangible in nature, including trade names, non-competition, customer relationships and liquor licenses.

•        Trade names:    The Company recorded trade names for which the fair value was determined using the relief-from-royalty method, which is considered a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the calculation include: revenue projections, a royalty rate based on qualitative factors and the market-derived royalty rates, discount rate based on the Company’s weighted average cost of capital (WACC) adjusted for risks commonly inherent in trade names.

•        Non-Competition:    The Company recorded the fair value of non-competition agreements using the differential discounted cash flow method income approach, a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for non-competition agreements include: potential competitor impact on revenue and expense projections, discount rate based on the Company’s WACC adjusted for risks commonly inherent in intangible assets, specifically non-compete agreements.

•        Customer relationships:    The Company recorded the fair value of customer relationships for bowling leagues using the excess earnings income approach and discounted cash flow method considered Level 3 fair value measurements due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for relationships include: revenue and expense projections, customer retention rate for leagues, discount rate based on the Company’s WACC adjusted for risks inherent in intangible assets, specifically customer relationships and the remaining useful life.

•        Liquor licenses:    The Company recorded the fair value of brokered liquor licenses using the market approach. Significant assumptions used in the calculation include approximation based on recent sales of liquor licenses in the respective jurisdictions and assignment of an indefinite useful life as licenses do not expire and can be sold to third parties.

Contingent Consideration — We transferred $1,470 of non-cash contingent consideration to the sellers in the CHB Sports, Inc. business combination. The contingency depends on approvals by the local township that requires us to transfer real property in the event of certain decisions being made. The range of contingent consideration is between $1,470 and $0. We recorded the amount based:

(i)     The probability of the contingency being met

(ii)    A comparable sales approaches to determine the value of the non-cash consideration.

These inputs are classified as level 2 on the fair value hierarchy.

Asset acquisition:    The Bowl America acquisition is accounted for as an asset acquisition based on the application of the applicable accounting standards since substantially all of the fair value of the gross assets acquired was concentrated in a single group of similar identifiable assets. The following summarizes the allocation of the fair value amounts under a cost accumulation approach for Bowl America:

Bowl America
Current assets	$2,949
Property and equipment	40,121
Identifiable intangible asset	1,099
Assets held for sale	10,985
Current liabilities	(1,426)
Deferred income tax liability	(9,107)
Total	$44,621

The following summarizes the key valuation approaches and assumptions utilized in calculating the fair values utilized for allocating the consideration for Bowl America:

Property, equipment and land-held-for-sale — Buildings and site improvements are valued using the cost approach and income approach, the fair value of tangible personal property was determined primarily using variations of the cost approach, and land held for sale is at fair market value using broker of value amounts.

Intangible assets — Certain of the acquired assets are intangible in nature, including trade names, non-competition and customer relationships.

•        Trade names:    The Company recorded trade names for which the fair value was determined using the relief-from-royalty method, which is considered a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the calculation include: revenue projections, a royalty rate based on qualitative factors and the market-derived royalty rates, discount rate based on the Company’s weighted average cost of capital (WACC) adjusted for risks commonly inherent in trade names.

•        Customer relationships:    The Company recorded the fair value of customer relationships for bowling leagues using the excess earnings income approach and discounted cash flow method considered Level 3 fair value measurements due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for relationships include: revenue and expense projections, customer retention rate for leagues, discount rate based on the Company’s WACC adjusted for risks inherent in intangible assets, specifically customer relationships and the remaining useful life.

•        Workforce:    The assembled workforce valuation was based on, among other things, total cost per employee with consideration to total compensation, hiring costs and the number of employees.

As an asset acquisition, the Company recorded deferred tax liabilities for the difference between the tax carryover basis and the fair value of the opening balances, which were recorded and allocated based on fair values to the respective assets acquired.

Supplemental Pro Forma and Information of Operating Results:

The amount of revenue and earnings recorded from businesses acquired during the quarter ended September 26, 2021 were not material to our operations.

(3-B) Acquisitions

The Company continually evaluates potential acquisitions that strategically fit within the Company’s existing portfolio of centers as a key part of the Company’s overall growth strategy. The Company has completed acquisitions in fiscal years 2021 and 2020. Business combinations are accounted for under the acquisition method of accounting which, among other things, results in the recognition of goodwill. This goodwill arises because the purchase prices for these businesses reflect, among other factors, future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and the complementary strategic fit and resulting synergies these businesses bring to existing operations.

2021 Acquisition:    The Company acquired the following business (“2021 Acquisition”) in fiscal year 2021 for a total purchase price of $2,765.

Date of Acquisition	Location	Purchase Price	Business
June 14, 2021	California	$2,765	Bowling Center

Consideration was paid from available cash on hand. The Company recorded $69 in transaction related costs as a component of other operating expenses in the consolidated statement of operations for the year ended June 27, 2021. The balance sheets reflect assets acquired and liabilities assumed recorded at fair values and resulting recognition of goodwill.

The following table summarizes the fair value of the assets acquired and the liabilities assumed as a result of acquisition accounting for the acquisition listed above:

Current assets	$90
Property and equipment	181
Identifiable intangible assets	465
Goodwill	2,350
Total assets acquired	3,086

Current liabilities	326
Total liabilities assumed	326
Total fair value, net of cash of $5	$2,760

During fiscal year 2021, the Company paid $2,760 related to the 2021 Acquisition and $2,132 in acquisition payments related to 2020 and 2019 acquisitions, which is noted as Acquisitions, net of cash acquired, on the consolidated statement of cash flows for the fiscal year ended June 27, 2021.

2020 Acquisitions:    The Company acquired the following businesses (collectively “2020 Acquisitions”) in fiscal year 2020 for a total purchase price of $13,813.

Date of Acquisition	Location	Purchase Price	Business
July 15, 2019	Michigan	$5,375	Bowling Center
September 9, 2019	Washington	8,438	Professional Bowlers Association (“PBA”)
		$13,813

Consideration was cash from available cash on hand. The Company recorded $638 in transaction related costs as a component of other operating expenses in the consolidated statement of operations for the year ended June 28, 2020. The Company’s consolidated balance sheets reflect assets acquired and liabilities assumed recorded at fair values and resulting recognition of goodwill.

The following table summarizes the fair value of the assets acquired and the liabilities assumed as a result of acquisition accounting for the acquisitions listed above:

Current assets	$179
Property and equipment	1,153
Identifiable intangible assets	5,160
Goodwill	10,942
Total assets acquired	17,434

Current liabilities	2,242
Deferred acquisition payments	1,482
Total liabilities assumed	3,724
Total fair value, net of cash of $103	$13,710

The Company’s accounting for the allocations of the purchase price at the date of 2021 and 2020 Acquisitions is based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. In the months after closing, as the Company obtains additional information about these assets and liabilities, including third-party valuations of tangible and intangible assets, it is able to more accurately allocate the purchase price.

The following summarizes key valuation approaches and assumptions utilized in calculating the fair values of 2021 and 2020 acquisitions:

Property and equipment — Buildings and site improvements are valued using the cost approach and land is valued at its highest and best use by the market or sales comparison approach. The fair value of tangible personal property was determined primarily using variations of the cost approach. Certain assets with an active secondary market were valued using the market approach.

Intangible assets — Certain of the acquired assets are intangible in nature, including trade names, non-competition, customer, members, sponsorship and media relationships, and liquor licenses.

Trade names:    The Company recorded trade names for which the fair value was determined using the relief-from-royalty method, which is considered a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the calculation include: revenue projections, a royalty rate based on qualitative factors and the market-derived royalty rates, discount rate based on the Company’s weighted average cost of capital (WACC) adjusted for risks commonly inherent in trade names and an indefinite life for Professional Bowlers Association trade name as management intends to use the trade name in perpetuity.

Non-Competition:    The Company recorded the fair value of non-competition agreements for 2021 and 2020 Acquisitions using the differential discounted cash flow method income approach, a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for non-competition agreements include: potential competitor impact on revenue and expense projections, discount rate based on the Company’s WACC adjusted for risks commonly inherent in intangible assets, specifically non-compete agreements.

Customer, member, sponsorship and media relationships:    The Company recorded the fair value of customer relationships for bowling leagues and relationships for members, sponsors and media using the excess earnings income approach and discounted cash flow method considered Level 3 fair value measurements due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for relationships include: revenue and expense projections, customer retention rate for leagues, discount rate based on the Company’s WACC adjusted for risks inherent in intangible assets, specifically customer relationships and the remaining useful life.

Liquor licenses:    The Company recorded the fair value of brokered liquor licenses using the market approach. Significant assumptions used in the calculation include approximation based on recent sales of liquor licenses in the respective jurisdictions and assignment of an indefinite useful life as licenses do not expire and can be sold to third parties.

Pro forma Financial Data (Unaudited):    The following represents the Company’s pro forma consolidated net loss from operations, net of income taxes, for the years ended June 27, 2021 and June 28, 2020, based on purchase accounting information assuming the 2021 and 2020 acquisitions occurred as of July 1, 2019, giving effect to acquisition accounting adjustments. The pro forma data is for informational purposes only and may not necessarily reflect results of operations had the acquired companies been operated as part of the Company since July 1, 2019.

	Fiscal Year Ended
	June 27, 2021	June 28, 2020
Revenues	$395,981	$522,200
Net loss	(127,079)	(91,208)